ASSET ACQUISITION	6 Months Ended
Jun. 30, 2023
ASSET ACQUISITION
ASSET ACQUISITION

4.    ASSET ACQUISITION

On May 31, 2022, the Company completed the first closing of its previously announced share exchange agreement dated April 5, 2021 (as amended and restated in April 2022, the “Amended and Restated Share Exchange Agreement”) entered into by the Company and the shareholders (the “Selling Shareholders”) of the acquisition of Bee Computing (HK) Limited (“Bee Computing”). At the first closing of the Amended and Restated Share Exchange Agreement, the Company issued 16,038,930 of its Class A ordinary shares to the Selling Shareholders. Meanwhile, the Company’s preexisting loans to Bee Computing was considered effectively settled upon the acquisition. The settlement amount was included in the total purchase consideration. The transaction was accounted for as an asset acquisition as Bee Computing did not meet the definition of a business upon acquisition.

The following table presents the calculation of the purchase consideration of the acquisition date.

Amount
US$
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	21,813

The following is a summary of the estimated fair value of the assets acquired as of the acquisition date.

	Amount	Amortization Years
	US$
Cash	25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633	3.0
Total identifiable assets acquired	21,813
Total purchase consideration	21,813

The acquired intangible asset was the unpatented technology for the Litecoin ASIC mining machines, which has estimated useful life of 3 years from the date of acquisition.